Income Taxes - Schedule of components of (loss) income before provision for income taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ (29,823)	$ (23,561)
Foreign	109	166
Loss before income taxes	$ (29,714)	$ (23,395)